Operating Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis of operating lease payments [abstract]
Minimum lease payments	$ 117,635	$ 87,951
Less than 1 year [member]
Disclosure of maturity analysis of operating lease payments [abstract]
Minimum lease payments	52,532	57,018
1 - 5 years [member]
Disclosure of maturity analysis of operating lease payments [abstract]
Minimum lease payments	42,839	30,933
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [abstract]
Minimum lease payments	$ 22,264	$ 0